UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-22709
                                                    -----------

                       First Trust Exchange-Traded Fund V
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         --------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         --------------------------------------------------------------
                    (Name and address of agent for service)

       registrant's telephone number, including area code: (630) 765-8000
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: June 30, 2014
                                              -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


FIRST TRUST

First Trust Exchange-Traded Fund V
--------------------------------------------------------------------------------

      First Trust Morningstar Managed Futures Strategy
      Fund (FMF)

----------------------------
     Semi-Annual Report
  For the Six Months ended
       June 30, 2014
----------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

          FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2014

Shareholder Letter..........................................................   1
Fund Performance Overview...................................................   2
Portfolio Management........................................................   4
Understanding Your Fund Expenses............................................   5
Consolidated Portfolio of Investments.......................................   6
Consolidated Statement of Assets and Liabilities............................   8
Consolidated Statement of Operations........................................   9
Consolidated Statements of Changes in Net Assets............................  10
Consolidated Financial Highlights...........................................  11
Notes to Consolidated Financial Statements..................................  12
Additional Information......................................................  18

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the First Trust Morningstar Managed Futures Strategy Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of investments owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund's portfolio and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

          FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 JUNE 30, 2014

Dear Shareholders:

I am pleased to present you with the semi-annual report for your investment in First Trust Morningstar Managed Futures Strategy Fund (the "Fund").

As a shareholder, twice a year you receive a detailed report about your investment. Additionally, First Trust Advisors L.P. ("First Trust") compiles the Fund's financial statements for you to review. These reports are intended to keep you up-to-date on your investment, and I encourage you to read this document and discuss it with your financial advisor.

As you are probably aware, the Fund is new, having just launched ten months ago. The first six months of 2014 saw both challenging economic and political issues in the U.S. However, the period was still positive for the markets. In fact, the S&P 500(R) Index, as measured on a total return basis, rose 7.14% during the six month period ended June 30, 2014. Of course, past performance can never be an indicator of future performance, but First Trust believes that staying invested in quality products through up and down markets and having a long-term horizon can help investors as they work toward their financial goals.

First Trust continues to offer a variety of products that we believe could fit the financial plans for many investors seeking long-term investment success. Your financial advisor can tell you about the other investments First Trust offers that might fit your financial goals. We encourage you to discuss those goals with your financial advisor regularly so that he or she can help keep you on track and help you choose investments that match your goals.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)

First Trust Morningstar Managed Futures Strategy Fund's (the "Fund") investment objective is to seek to provide investors with positive returns. The Fund is an actively managed exchange-traded fund ("ETF") that seeks to achieve positive returns that are not directly correlated to broad market equity or fixed income returns. The Fund uses as a benchmark, the Morningstar Diversified Futures Index (the "Benchmark"), which is developed, maintained and sponsored by Morningstar, Inc. ("Morningstar"). The Fund seeks to exceed the performance of the Benchmark by actively selecting investments for the Fund with varying maturities from the underlying components of the Benchmark. The Fund is not an "index tracking" ETF and is not required to invest in all of the components of the Benchmark. However, the Fund will generally seek to hold similar instruments to those included in the Benchmark and seek exposure to commodities, currencies and equity indexes included in the Benchmark.

The Fund is not sponsored, endorsed, sold or promoted by Morningstar. Morningstar's only relationship to the Fund is the licensing of certain service marks and service names of Morningstar and of the Benchmark, which is determined, composed and calculated by Morningstar without regard to the Fund's advisor or the Fund. The Fund is not obligated to invest in the same instruments included in the Benchmark. There can be no assurance that the Fund's performance will exceed the performance of the Benchmark at any time.

Under normal market conditions, the Fund through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"), invests in a portfolio of exchange-listed commodity futures, currency futures and equity index futures (collectively, "Futures Instruments").

The Fund does not invest directly in Futures Instruments. The Fund gains exposure to these investments exclusively by investing in the Subsidiary. The Subsidiary is advised by First Trust Advisors L.P., the Fund's advisor.

-----------------------------------------------------------------------------------------------
PERFORMANCE AS OF JUNE 30, 2014
-----------------------------------------------------------------------------------------------
                                                                                 CUMULATIVE
                                                                               TOTAL RETURNS
                                                          6 Months Ended     Inception (8/1/13)
                                                             6/30/14             to 6/30/14
FUND PERFORMANCE
NAV                                                           -1.50%               2.32%
Market Price                                                   1.03%               4.67%

INDEX PERFORMANCE
Morningstar Diversified Futures Index                         -0.73%               2.77%
Bank of America Merrill Lynch 0-3 Month US T-Bill Index        0.02%               0.03%
S&P 500(R) Index                                               7.14%              17.10%
-----------------------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of the Fund.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------
                                      PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                             AUGUST 1, 2013 - JUNE 30, 2014

            First Trust                 Morningstar          Bank of America
            Morningstar Managed         Diversified          Merrill Lynch 0-3 Month       S&P 500(R)
            Futures Strategy Fund       Futures Index        US T-Bill Index               Index
8/1/13      $10000                      $10000               $10000                         $10000
12/31/13     10387                       10352                10001                          10929
6/30/14      10231                       10276                10003                          11709
----------------------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 2, 2013 (commencement of trading) through June 30, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD           0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/2/13 - 12/31/13            46               0               1             1
1/1/14 - 6/30/14              7               6              24            36
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD           0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/2/13 - 12/31/13            55               2               0             0
1/1/14 - 6/30/14             19              32               0             0

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

          FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
                                 JUNE 30, 2014


                               INVESTMENT MANAGER

First Trust Advisors L.P. ("First Trust"), Wheaton, Illinois, is the investment advisor, commodity pool operator and commodity trading advisor to the First Trust Morningstar Managed Futures Strategy Fund (the "Fund"). In this capacity, First Trust is responsible for the selection and ongoing monitoring of the investments in the Fund's portfolio and certain other services necessary for the management of the portfolio. First Trust serves as advisor for five mutual fund portfolios, nine exchange-traded funds consisting of 86 series and 15 closed-end funds and is also the portfolio supervisor of certain unit investment trusts sponsored by First Trust Portfolios L.P., Wheaton, Illinois. There is no one individual primarily responsible for portfolio management decisions for the Fund. Investments are made under the direction of the Investment Committee with daily decisions being primarily made by John Gambla and Rob A. Guttschow.

                           PORTFOLIO MANAGEMENT TEAM

JOHN GAMBLA - CFA, FRM, PRM, SENIOR PORTFOLIO MANAGER

ROB GUTTSCHOW - CFA, SENIOR PORTFOLIO MANAGER

DANIEL J. LINDQUIST - CHAIRMAN OF THE INVESTMENT COMMITTEE AND MANAGING DIRECTOR

JON C. ERICKSON - SENIOR VICE PRESIDENT

DAVID G. MCGAREL - CHIEF INVESTMENT OFFICER AND MANAGING DIRECTOR

ROGER F. TESTIN - SENIOR VICE PRESIDENT

TODD LARSON - CFA, VICE PRESIDENT, FIXED INCOME PORTFOLIO MANAGER

TIMOTHY S. HENRY - CFA, ETF PORTFOLIO MANAGER

FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
UNDERSTANDING YOUR FUND EXPENSES
JUNE 30, 2014 (UNAUDITED)


As a shareholder of First Trust Morningstar Managed Futures Strategy Fund (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended June 30, 2014.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


-----------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO    EXPENSES PAID
                                                     BEGINNING            ENDING         BASED ON THE      DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE       SIX-MONTH        SIX-MONTH
                                                  JANUARY 1, 2014      JUNE 30, 2014        PERIOD         PERIOD (a)
-----------------------------------------------------------------------------------------------------------------------
FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
Actual                                               $1,000.00           $  985.00           0.95%            $4.68
Hypothetical (5% return before expenses)             $1,000.00           $1,020.08           0.95%            $4.76

(a) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (January 1, 2014 through June 30, 2014), multiplied by 181/365 (to reflect the one-half year period).

FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
CONSOLIDATED PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)

Besides the following listed futures contracts of the Fund's wholly-owned subsidiary, there were no investments held by the Fund at June 30, 2014.

The following futures contracts of the Fund's wholly-owned subsidiary were open at June 30, 2014 (See Note 2B - Futures Contracts in the Notes to Consolidated Financial Statements):



                                         NUMBER           NOTIONAL        EXPIRATION     APPRECIATION/
                                      OF CONTRACTS         VALUE             DATE         DEPRECIATION
-------------------------------------------------------------------------------------------------------
FUTURES CONTRACTS LONG:
-------------------------------------------------------------------------------------------------------
British Pound Currency Futures             2           $      210,038       Sep-14       $        3,650
Australian Dollar Currency Futures         1                   92,735       Sep-14                1,025
Brent Crude Futures                        2                  214,840       Aug-14                9,300
CAC 40(R) Index Futures                    1                   62,385       Sep-14               (1,807)
Coffee "C" Futures                         1                   65,063       Sep-14                  600
DAX Index Futures                          1                  340,716       Sep-14               (3,201)
FTSE 100 Index Futures                     1                  116,392       Sep-14               (1,540)
Gas Oil (ICE) Futures                      3                  268,125       Oct-14                9,450
Gasoline RBOB Futures                      1                  120,529       Sep-14               (1,392)
IBEX 35 Index Futures                      1                  150,233       Jul-14               (1,588)
Lean Hogs Futures                          1                   42,890       Oct-14                2,670
Live Cattle Futures                        1                   56,080       Aug-14                3,950
Natural Gas Futures                        4                  189,800       Feb-15              (11,240)
NIKKEI 225 (OSE) Futures                   1                  151,819       Sep-14               (2,172)
NY Harbor ULSD Futures                     1                  128,759       Aug-14               (3,368)
S&P500 E-mini Futures                      6                  581,010       Sep-14                4,710
Soybean Futures                            3                  207,675       Aug-14               (8,213)
Soybean Meal Futures                       1                   44,550       Aug-14               (1,480)
Swiss Franc Currency Futures               1                  140,319       Sep-14                  769
WTI Crude Future                           2                  198,460       Aug-14               11,000
                                                       --------------                    --------------
                                                       $    3,382,418                    $       11,123
                                                       --------------                    --------------


Page 6              See Notes to Consolidated Financial Statements

FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)


                                         NUMBER           NOTIONAL        EXPIRATION     APPRECIATION/
                                      OF CONTRACTS         VALUE             DATE          DEPRECIATION
-------------------------------------------------------------------------------------------------------
FUTURES CONTRACTS SHORT:
-------------------------------------------------------------------------------------------------------
Canadian Dollar Currency Futures           1           $      (91,295)      Sep-14       $       (2,295)
Copper Futures                             1                  (74,413)      Sep-14               (5,675)
Corn Futures                               6                 (135,550)      Dec-14                7,975
Cotton No.2 Futures                        1                  (38,535)      Dec-14                1,780
Euro FX Currency Futures                   3                 (509,850)      Sep-14               (3,825)
Gold 100oz Futures                         2                 (252,920)      Aug-14              (11,480)
Japanese Yen Currency Futures              2                 (244,163)      Sep-14               (2,838)
Silver Futures                             1                 (105,875)      Sep-14                  595
Soybean Oil Futures                        2                  (48,744)      Aug-14                2,004
Sugar #11 (World) Futures                  4                  (83,642)      Sep-14                2,957
Wheat Futures                              2                  (61,525)      Dec-14                1,700
                                                       --------------                    --------------
                                                       $   (1,646,512)                   $       (9,102)
                                                       --------------                    --------------
     TOTAL                                             $    1,735,906                    $        2,021
                                                       ==============                    ==============

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Consolidated Financial Statements):


                                                   ASSETS TABLE

                                                                                         LEVEL 2         LEVEL 3
                                                          TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                         VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                        6/30/2014         PRICES          INPUTS          INPUTS
                                                       ------------    ------------    ------------    ------------
Futures Contracts....................................  $     64,135    $     64,135    $         --    $         --
                                                       ============    ============    ============    ============


                                                 LIABILITIES TABLE

                                                                                         LEVEL 2         LEVEL 3
                                                          TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                         VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                        6/30/2014         PRICES          INPUTS          INPUTS
                                                       ------------    ------------    ------------    ------------
Futures Contracts....................................  $    (62,114)   $    (62,114)   $         --    $         --
                                                       ============    ============    ============    ============


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2014.


             See Notes to Consolidated Financial Statements               Page 7

FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2014 (UNAUDITED)


ASSETS:
Investments, at value..................................................       $           --
Cash...................................................................            4,971,913
Foreign currency segregated as collateral for futures contracts,
   at value............................................................              127,285
Receivables:...........................................................
   Variation margin....................................................               64,135
                                                                              --------------
      Total Assets.....................................................            5,163,333
                                                                              --------------
LIABILITIES:
Payables:
   Variation margin....................................................               62,114
   Investment advisory fees............................................                3,997
                                                                              --------------
      Total Liabilities................................................               66,111
                                                                              --------------
NET ASSETS.............................................................       $    5,097,222
                                                                              ==============
NET ASSETS CONSIST OF:
Paid-in capital........................................................       $    5,058,783
Par value..............................................................                1,020
Accumulated net investment income (loss)...............................               19,100
Accumulated net realized gain (loss) on investments,
   futures contracts and foreign currency transactions.................               15,640
Net unrealized appreciation (depreciation) on investments, futures
   contracts and foreign currency translations.........................                2,679
                                                                              --------------
NET ASSETS.............................................................       $    5,097,222
                                                                              ==============
NET ASSET VALUE, per share.............................................       $        49.97
                                                                              ==============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................              102,000
                                                                              ==============
Investments, at cost...................................................       $           --
                                                                              ==============
Foreign currency segregated as collateral for futures contracts,
   at cost ............................................................       $      126,627
                                                                              ==============



Page 8              See Notes to Consolidated Financial Statements

FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
CONSOLIDATED STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2014 (UNAUDITED)


INVESTMENT INCOME:
Interest...............................................................       $          691
                                                                              --------------
   Total investment income.............................................                  691
                                                                              --------------
EXPENSES:
Investment advisory fees...............................................               24,022
                                                                              --------------
   Total expenses......................................................               24,022
                                                                              --------------
NET INVESTMENT INCOME (LOSS)...........................................              (23,331)
                                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments......................................................                  208
      Futures..........................................................               15,421
      Foreign currency transactions....................................                   11
                                                                              --------------
                                                                                      15,640
                                                                              --------------
Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................                   (6)
   Futures.............................................................              (73,260)
   Foreign currency translation........................................                1,403
                                                                              --------------
Net change in unrealized appreciation (depreciation)...................              (71,863)
                                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................              (56,223)
                                                                              --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................       $      (79,554)
                                                                              ==============


             See Notes to Consolidated Financial Statements               Page 9

FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2014 (UNAUDITED)



                                                                                FOR THE SIX          FOR THE PERIOD
                                                                               MONTHS ENDED           8/1/2013 (a)
                                                                                 6/30/2014              THROUGH
                                                                                (UNAUDITED)            12/31/2013
                                                                              --------------         --------------
OPERATIONS:
   Net investment income (loss)........................................         $  (23,331)            $  (19,612)
   Net realized gain (loss)............................................             15,640                142,318
   Net change in unrealized appreciation (depreciation)................            (71,863)                74,542
                                                                                ----------             ----------
   Net increase (decrease) in net assets resulting from operations.....            (79,554)               197,248
                                                                                ----------             ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net realized gain...................................................                 --               (122,992)
                                                                                ----------             ----------
   Total distributions to shareholders.................................                 --               (122,992)
                                                                                ----------             ----------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold...........................................              2,520 (b)          7,619,524
   Cost of shares redeemed.............................................                 --             (2,519,524)
                                                                                ----------             ----------
Net increase (decrease) in net assets resulting from shareholder
      transactions.....................................................              2,520              5,100,000
                                                                                ----------             ----------
   Total increase (decrease) in net assets.............................            (77,034)             5,174,256

NET ASSETS:
   Beginning of period.................................................          5,174,256                     --
                                                                                ----------             ----------
   End of period.......................................................         $5,097,222             $5,174,256
                                                                                ==========             ==========
   Accumulated net investment income (loss) at end of period...........         $   19,100             $   42,431
                                                                                ==========             ==========
CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period.............................            102,000                     --
   Shares sold.........................................................                 --                153,334
   Shares redeemed.....................................................                 --                (51,334)
                                                                                ----------             ----------
   Shares outstanding, end of period...................................         $  102,000             $  102,000
                                                                                ==========             ==========



(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established. First Trust Portfolios L.P. seeded the Fund on June 12, 2013, in order to provide initial capital required by SEC rules.

(b) Represents a fee related to shareholder transactions in the 2013 fiscal year.


Page 10              See Notes to Consolidated Financial Statements

FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
CONSOLIDATED FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                 SIX MONTHS           FOR THE PERIOD
                                                                   ENDED               8/1/2013 (a)
                                                                 6/30/2014               THROUGH
                                                                (UNAUDITED)             12/31/2013
                                                               --------------         --------------
Net asset value, beginning of period                             $    50.73             $    50.00
                                                                 ----------             ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                          (0.23)                 (0.19)
Net realized and unrealized gain (loss)                               (0.53)                  2.13
                                                                 ----------             ----------
Total from investment operations                                      (0.76)                  1.94
                                                                 ----------             ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net realized gain                                                        --                  (1.21)
                                                                 ----------             ----------
Net asset value, end of period                                   $    49.97             $    50.73
                                                                 ==========             ==========

TOTAL RETURN (b)                                                      (1.50)%                 3.87%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                             $    5,097             $    5,174
Ratio of total expenses to average net assets                          0.95%  (c)             0.95%  (c)
Ratio of net investment income (loss) to average net assets           (0.92)% (c)            (0.92)% (c)
Portfolio turnover rate (d)                                               0%                     0%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established. First Trust Portfolios L.P. seeded the Fund on June 12, 2013, in order to provide initial capital required by SEC rules.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


             See Notes to Consolidated Financial Statements              Page 11

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

          FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
                           JUNE 30, 2014 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund V (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on April 10, 2012, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of one fund, the First Trust Morningstar Managed Futures Strategy Fund (the "Fund"), which trades under the ticker FMF on the NYSE Arca, Inc. and commenced operations on August 1, 2013. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed for investments in which the Fund invests, or for cash or, in certain circumstances, both. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is to seek to provide investors with positive returns. Under normal market conditions, the Fund, through a wholly-owned subsidiary of the Fund, FT Cayman Subsidiary (the "Subsidiary"), organized under the laws of the Cayman Islands, invests in a portfolio of exchange-listed commodity futures, currency futures and equity index futures (collectively, "Futures Instruments"). The Fund will not invest directly in Futures Instruments. The Fund seeks to gain exposure to these investments exclusively by investing in the Subsidiary. The Fund's investment in the Subsidiary may not exceed 25% of the Fund's total assets at the end of each fiscal quarter.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements include the accounts on a consolidated basis of the Subsidiary. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the consolidated financial statements. The preparation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Market quotations and prices used to value the Fund's investments are primarily obtained from third party pricing services. The Fund's investments are valued as follows:

     Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

     U.S. Treasuries are valued on the basis of valuations provided by an independent pricing service approved by the Trust's Board of Trustees.

     Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

If the Fund's investments are not able to be priced by their pre-established pricing methods, such securities may be valued by the Trust's Board of Trustees or its delegate at fair value. A variety of factors may be considered in determining the fair value of such investments.

Valuing the Fund's holdings using fair value pricing will result in using prices for those holdings that may differ from current market valuations. The Subsidiary's holdings will be valued in the same manner as the Fund's holdings.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
                           JUNE 30, 2014 (UNAUDITED)

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

                  o     Quoted prices for similar investments in active markets.

                  o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

                  o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

                  o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of June 30, 2014, is included with the Fund's Consolidated Portfolio of Investments.

B. FUTURES CONTRACTS

The Fund, through the Subsidiary, may purchase and sell exchange-listed commodity, currency and equity index futures contracts. When the Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or equity index) at a specified future date. When the Fund sells or shorts a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or equity index) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange's clearing corporation. Margin deposits are posted as collateral with the clearing broker and, in turn, with the exchange clearing corporation.

      1. EXCHANGE-LISTED COMMODITY FUTURES CONTRACTS -- Commodity futures contracts are generally based upon commodities within the six principal commodity groups: energy, industrial metals, agriculture, precious metals, foods and fibers, and livestock. The price of a commodity futures contract will reflect the storage costs of purchasing the physical commodity. These storage costs include the time value of money invested in the physical commodity plus the actual costs of storing the commodity less any benefits from ownership of the physical commodity that are not obtained by the holder of a futures contract (this is sometimes referred to as the "convenience yield"). To the extent that these storage costs change for an underlying commodity while the Fund is in a long position on that commodity, the value of the futures contract may change proportionately.

      2. INDEX FUTURES CONTRACTS -- An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract was originally struck. No physical delivery of the securities comprising the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the index at the expiration of the contract.

      3. CURRENCY FUTURES CONTRACTS -- Currency futures contracts are transferable futures contracts that specify a price at which a currency can be bought or sold at a future date. Currency future contracts allow investors to hedge against foreign currency exchange risk. Because currency futures contracts are marked-to-market daily, investors can exit their obligation to buy or sell the currency prior to the contract's delivery date by closing out the position. With currency futures contracts, the price is determined when the contract is signed, just as it is in the foreign currency exchange market, and the currency pair is exchanged on the delivery date, which is usually sometime in the distant future.

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contacts are marked-to-market daily with the change in value recognized as a component of "Net change in unrealized appreciation (depreciation) on Futures" on the Consolidated Statement of Operations. This daily fluctuation in value of the contract is also known as variation margin and is included as "Variation margin" payable and/or receivable on the Consolidated Statement of Assets and Liabilities.

When the Subsidiary purchases or sells a futures contract, the Subsidiary is required to "cover" its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, the Subsidiary segregates assets consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the 1940 Act Rules and SEC interpretations thereunder. As the Subsidiary continues to engage in the described securities trading practices and properly segregates assets, the segregated assets will function as a practical limit on the amount of leverage which the Subsidiary may

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
                           JUNE 30, 2014 (UNAUDITED)

undertake and on the potential increase in the speculative character of the Subsidiary's outstanding portfolio securities. Additionally, such segregated assets generally ensure the availability of adequate funds to meet the obligations of the Subsidiary arising from such investment activities.

C. INVESTMENTS TRANSACTIONS AND INVESTMENT INCOME

Investments transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis. Amortization of premiums and the accretion of discounts are recorded using the effective interest method.

D. CASH AND FOREIGN CURRENCY

The Fund segregates assets consisting of cash and other short-term securities to comply with SEC guidance with respect to coverage of futures positions by registered investment companies. The cash on the books is held at Brown Brothers Harriman & Co. ("BBH") to cover the full notional value of the futures contracts. The restricted foreign currency is held for margin requirements. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, futures contracts and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period.

Purchases and sales of futures contracts and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Consolidated Statement of Operations. Unrealized gains and losses on futures contracts which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on futures" on the Consolidated Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in "Net realized gain (loss) on foreign currency transactions" on the Consolidated Statement of Operations.

E. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid quarterly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders at least annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the consolidated financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by the Fund during the period ended December 31, 2013 was as follows:


            Distributions        Distributions        Distributions
              paid from            paid from            paid from
              Ordinary              Capital             Return of
               Income                Gains               Capital
            -------------        -------------        --------------
            $     122,992        $          --        $           --


As of December 31, 2013, the components of distributable earnings on a tax basis for the Fund were as follows:

                                  Accumulated              Net
            Undistributed         Capital and           Unrealized
              Ordinary               Other             Appreciation
               Income                Gains            (Depreciation)
            -------------        -------------        --------------
            $          --        $          --        $      (78,718)

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
                                   JUNE 30, 2014 (UNAUDITED)

F. INCOME TAXES

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income, whether or not such earnings are distributed by the Subsidiary to the Fund. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. At December 31, 2013, the Fund had no capital loss carryforwards outstanding for federal income tax purposes. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. As of June 30, 2014, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's consolidated financial statements for uncertain tax positions.

G. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by First Trust Advisors L.P. ("First Trust" or the "Advisor") (See Note
3).

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the investments in the Fund's and the Subsidiary's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement, First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a 12b-1 plan, if any, and extraordinary expenses.

The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.95% of its average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.

The Trust has multiple service agreements with BBH. Under the servicing agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Trust. As custodian, BBH is responsible for custody of the Trust's assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Trust's investments and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Trust.

Each Trustee who is not an officer or employee of First Trust, any Sub-Advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Fund for acting in such capacities.

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
                           JUNE 30, 2014 (UNAUDITED)


                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2014, the cost of purchases and proceeds from sales of investment securities for the Fund, excluding short-term investments, derivatives, and in-kind transactions, were $0 and $0, respectively.

For the six months ended June 30, 2014, the Fund did not have any in-kind purchases or sales.

5. DERIVATIVES

The following table presents the types of derivatives held by the Fund at June 30, 2014, the primary underlying risk exposure and the location of these instruments as presented on the Consolidated Statement of Assets and Liabilities.



                                                  ASSET DERIVATIVES                                LIABILITY DERIVATIVES
                                    ---------------------------------------------      ---------------------------------------------
DERIVATIVE       RISK               CONSOLIDATED STATEMENT OF ASSETS                   CONSOLIDATED STATEMENT OF ASSETS
INSTRUMENT       EXPOSURE           AND LIABILITIES LOCATION           FAIR VALUE      AND LIABILITIES LOCATION           FAIR VALUE
----------       --------------     ---------------------------------------------      ---------------------------------------------
Futures          Commodity Risk     Variation Margin Receivable        $  53,981       Variation Margin Payable           $   42,848
Futures          Equity Risk        Variation Margin Receivable        $   4,710       Variation Margin Payable           $   10,308
Futures          Currency Risk      Variation Margin Receivable        $   5,444       Variation Margin Payable           $    8,958


The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended June 30, 2014, on derivative instruments, as well as the primary underlying risk exposure associated with each instrument.


CONSOLIDATED STATEMENT OF OPERATIONS LOCATION         COMMODITY RISK         EQUITY RISK          CURRENCY RISK
-----------------------------------------------      ----------------      ----------------      ----------------
Net realized gain (loss) on futures                     $ (72,698)             $ 89,608             $ (1,489)
Net change in unrealized gain (loss) on futures            (5,988)              (53,139)             (14,133)


For the six months ended June 30, 2014, the notional values of futures contracts opened and closed were as follows:

                                                Notional Amount*
                                          ----------------------------
Total Commodity Risk                                      $ 13,411,708
         Futures Contracts Opened         $  6,735,431
         Futures Contracts Closed            6,676,277
Total Equity Risk                                            6,940,241
         Futures Contracts Opened            3,523,564
         Futures Contracts Closed            3,416,677
Total Currency Risk                                          6,634,225
         Futures Contracts Opened            3,266,120
         Futures Contracts Closed            3,368,105

*Amounts based on activity levels during the period.


                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. In order to purchase Creation Units of the Fund, an investor must deposit (i) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit aggregations) and the market value of the Deposited Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component. Purchasers of Creation Units must pay to BBH, as transfer agent, a creation fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as the Fund's portfolio is adjusted to conform to changes in the composition of its corresponding index. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes.

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
                           JUNE 30, 2014 (UNAUDITED)

When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Parties redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500. The Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2015.

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the consolidated financial statements were issued, and has determined there were no subsequent events requiring recognition or disclosure in the consolidated financial statements that have not already been disclosed.

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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

          FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
                           JUNE 30, 2014 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of the Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.


                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED FUND V.

The following summarizes some of the risks that should be considered for the Fund.

BENCHMARK RISK. The Fund seeks to exceed the performance of the Morningstar Diversified Futures Index (the "Benchmark") by actively selecting investments for the Fund with varying maturities from the underlying components of the Benchmark. The Benchmark is entirely model-based. As market dynamics shift over time, the model may become outdated or inaccurate. The Benchmark and the Fund will take both long and short positions and should not be used as proxies for taking long-only positions. The Benchmark and the Fund could lose significant value during periods when long-only indexes rise. Similarly, the Benchmark and the Fund are not a substitute for short-only positions. The Benchmark is based on historical price trends. There can be no assurance that such trends will be reflected in future market movements. In markets without sustained price trends, or markets with significant price movements that quickly reverse, the Benchmark and the Fund may suffer significant losses. The Benchmark is based on the price of futures contracts. Futures contracts reflect the expected future value of a commodity, currency or equity index. The Benchmark and the Fund do not reflect "spot" prices. Spot prices reflect immediate delivery value, not expected future value.

CASH TRANSACTIONS RISK. Unlike most ETFs, the Fund currently intends to effect most creations and redemptions, in whole or in part, for cash, rather than in kind, because of the nature of the Fund's underlying investments. As a result, an investment in the Fund may be less tax efficient than an investment in a more conventional ETF.

CLEARING BROKER RISK. The failure or bankruptcy of the Fund's and the Subsidiary's clearing broker could result in a substantial loss of Fund assets. Under current Commodity Futures Trading Commission ("CFTC") regulations, a clearing broker maintains customers' assets in a bulk segregated account. If a clearing broker fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker's bankruptcy. In that event, the clearing broker's customers, such as the Fund and the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker's customers.

COMMODITY RISK. The value of Futures Instruments typically is based upon the price movements of a physical commodity or an economic variable linked to such price movements. The prices of Futures Instruments may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes. An active trading market may not exist for certain commodities. Each of these factors and events could have a significant negative impact on the Fund.

COUNTERPARTY RISK. The Fund bears the risk that the counterparty to a commodity derivative or other contract with a third party may default on its obligations or otherwise fail to honor its obligations. If a counterparty defaults on its payment obligations, the Fund will lose money and the value of an investment in Fund shares may decrease. In addition, the Fund may engage in such investment transactions with a limited number of counterparties.

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
                           JUNE 30, 2014 (UNAUDITED)

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CURRENCY EXCHANGE RISK. The Fund holds investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

ETF RISK. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

FOREIGN COMMODITIES MARKETS RISK. The Fund, through the Subsidiary, will engage in trading on commodity markets outside the United States on behalf of the Fund. Trading on such markets is not regulated by any United States government agency and may involve certain risks not applicable to trading on United States exchanges. The Fund may not have the same access to certain trades as do various other participants in foreign markets. Furthermore, as the Fund will determine its net assets in United States dollars, with respect to trading in foreign markets the Fund will be subject to the risk of fluctuations in the exchange rate between the local currency and dollars as well as the possibility of exchange controls. Certain futures contracts traded on foreign exchanges are treated differently for federal income tax purposes than are domestic contracts.

FREQUENT TRADING RISK. The Fund regularly purchases and subsequently sells, i.e. "rolls," individual commodity futures contracts throughout the year so as to maintain a fully invested position. As the commodity contracts near their expiration dates, the Fund rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund's performance.

FUTURES RISK. The Fund invests in futures through the Subsidiary. All futures and futures-related products are highly volatile. Price movements are influenced by, among other things, changing supply and demand relationships; climate; government agricultural, trade, fiscal, monetary and exchange control programs and policies; national and international political and economic events; crop diseases; the purchasing and marketing programs of different nations; and changes in interest rates. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies.

GAP RISK. The Fund is subject to the risk that a commodity price will change from one level to another with no trading in between. Usually such movements occur when there are adverse news announcements, which can cause a commodity price to drop substantially from the previous day's closing price.

INCOME RISK. Income from the Fund's fixed income investments could decline during periods of falling interest rates.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the securities in the Fund will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term investments and higher for longer term investments.

INVESTMENT COMPANIES RISK. The Fund may invest in securities of other investment companies, including ETFs. As a shareholder in other investment companies, the Fund will bear its ratable share of that investment company's expenses, and would remain subject to payment of the Fund's advisory and administrative fees with respect to assets so invested. In addition, the Fund will incur brokerage costs when purchasing and selling shares of ETFs or other exchange-traded investment companies.

ISSUER SPECIFIC RISK. Issuer specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

LIQUIDITY RISK. The Fund invests in Futures Instruments, which may be less liquid than other types of investments. The illiquidity of Futures Instruments could have a negative effect on the Fund's ability to achieve its investment objective and may result in losses to Fund shareholders.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. The Advisor will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

MARKET RISK. The trading prices of commodities futures, fixed income securities and other instruments fluctuate in response to a variety of factors. The Fund's net asset value and market price may fluctuate significantly in response to these factors. As a result, an investor could lose money over short or long periods of time.

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
                           JUNE 30, 2014 (UNAUDITED)

NON-CORRELATION RISK. The Fund's return may not match the return of the Benchmark for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Benchmark, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Benchmark. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Benchmark or the ratios between the securities included in the Benchmark.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. INVESTMENT RISK. The Fund may invest in commodity futures contracts traded on non-U.S. exchanges. Transactions on non-U.S. exchanges or with non-U.S. counterparties present risks because they may not subject to the same degree of regulation as their U.S. counterparts.

PORTFOLIO STRATEGY RISK. The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

REGULATORY RISK. The CFTC has adopted amendments to CFTC Rule 4.5, which subject the Fund and the Subsidiary to regulation by the CFTC and may impose additional disclosure, reporting and recordkeeping rules on the Fund and the Subsidiary. Compliance with these additional rules may increase Fund expenses. Certain of the rules that would apply to the Fund and the Subsidiary have not yet been adopted, and it is unclear what effect such rules would have on the Fund and the Subsidiary if they are adopted. In addition, certain exchanges may limit the maximum net long or net short speculative positions that a party may hold or control in any particular futures or options contracts, and it is possible that other regulatory authorities may adopt similar limits. Position limits are currently the subject of disputes being resolved in the U.S. court system. The Fund's investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is a rapidly changing area of law and is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund.

REPURCHASE AGREEMENT RISK. The Fund's investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SHORT SALES RISK. The Fund may engage in "short sale" transactions. The Fund will lose value if the security or instrument that is the subject of a short sale increases in value. The Fund also may enter into a short derivative position through a futures contracts, or short positions on currency futures. If the price of the security or derivative that is the subject of a short sale increases, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to a third party in connection with the short sale. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

SUBSIDIARY INVESTMENT RISK. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all the protections offered to investors in registered investment companies.

TAX RISK. The Fund intends to treat any income it may derive from Futures Instruments (other than derivatives described in Revenue Rulings 2006 1 and 2006
31) received by the Subsidiary as "qualifying income" under the provisions of the Internal Revenue Code of 1986, as amended, applicable to "regulated investment companies" ("RICs"), based on a tax opinion received from special counsel which was based, in part, on numerous private letter rulings ("PLRs") provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent). Shareholders and potential investors should be aware, however, that, in July 2011, the Internal Revenue Service ("IRS") suspended the issuance of such PLRs pending its re-examination

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
                           JUNE 30, 2014 (UNAUDITED)


of the policies underlying them, which was still ongoing at the date of this prospectus. If, at the end of that re-examination, the IRS changes its position with respect to the conclusions reached in those PLRs, then the Fund may be required to restructure its investments to satisfy the qualifying income requirement or might cease to qualify as a RIC.

If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund's taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund's Board of Trustees may determine to reorganize or close the Fund or materially change the Fund's investment objective and strategies.

In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.

The Fund may invest a portion of its assets in equity repurchase agreements. Recent changes in the law have the potential of changing the character and source of such instruments potentially subjecting them to unexpected U.S. taxation. Depending upon the terms of the contracts, the Fund may be required to indemnify the counterparty for such increased tax.

U.S. GOVERNMENT AND AGENCY SECURITIES RISK. The Fund may invest in U.S. government obligations. U.S. government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. government or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

VOLATILITY RISK. The Fund seeks to exceed the performance of the Benchmark by actively selecting investments for the Fund with varying maturities from the underlying components of the Benchmark. The Fund and Benchmark are designed to capture the long-term economic benefits of rising or declining market trends. Frequent or significant short-term price movements could adversely impact the performance of the Benchmark and the Fund. In addition, the net asset value of the Fund over short-term periods may be more volatile than other investment options because of the Fund's significant use of financial instruments that have a leveraging effect. For example, because of the low margin deposits required, futures trading involves an extremely high degree of leverage and as a result, a relatively small price movement in a Futures Instrument may result in immediate and substantial losses to the Fund.

WHIPSAW MARKETS RISK. The Fund seeks to exceed the performance of the Benchmark by actively selecting investments for the Fund with varying maturities from the underlying components of the Benchmark. The Fund may be subject to the forces of the "whipsaw" markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse, could cause substantial losses to the Benchmark and the Fund.

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


FIRST TRUST

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEMS 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)   (2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
      Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)   (3) Not Applicable

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)            First Trust Exchange-Traded Fund V
           ----------------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: August 21, 2014
     --------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: August 21, 2014
     --------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: August 21, 2014
     --------------------

* Print the name and title of each signing officer under his or her signature.